Financial Assets Available-for-Sale and Financial Assets at Fair Value through Other Comprehensive Income	12 Months Ended
Dec. 31, 2018
Financial Assets Available-for-Sale and Financial Assets at Fair Value through Other Comprehensive Income
Financial Assets Available-for-Sale and Financial Assets at Fair Value through Other Comprehensive Income

13.  Financial Assets Available-for-Sale and Financial Assets at Fair Value through Other Comprehensive Income:

As of December 31, 2017 and 2018, financial assets are detailed as follows:

	2017	2018
	MCh$	MCh$
Assets instruments Available-for Sale	1,526,315	—
Debt instruments at fair value through OCI	—	1,043,440
Equity instruments valued at fair value through OCI	—	9,751
Total	1,526,315	1,053,191

(a)Assets instruments available-for-sale:

As of December 31, 2017 instruments classified as available-for-sale are detailed as follows:

	2017	2018
	MCh$	MCh$
Instruments issued by the Chilean Government and Central Bank:
Bonds issued by the Chilean Government and Central Bank	204,128	—
Promissory notes issued by the Chilean Government and Central Bank	3,346	—
Other instruments	148,894	—

Other instruments issued in Chile:
Equity instruments valued at fair value	9,218	—
Mortgage bonds from domestic banks	99,572	—
Bonds from domestic banks	5,415	—
Deposits from domestic banks	956,733	—
Bonds from other Chilean companies	14,969	—
Other instruments	83,006	—

Instruments issued by foreign institutions:
Equity instruments valued at cost	50	—
Other instruments issued abroad	984	—
Total	1,526,315	—

Instruments issued by the Chilean Government and Central Bank include instruments with repurchase agreements sold to clients and financial institutions, totaling Ch$5,177 million as of December 31, 2017. The repurchase agreements have an average maturity of 3 days as of December 31, 2017. Additionally, under the same item, other financial instruments are maintained as collateral guaranteeing the derivative transactions executed through Comder Contraparte Central S.A. for an amount of Ch$31,415 million as of December 31, 2017.

As of December 31, 2017, the portfolio of financial assets available-for-sale includes a net unrealized gain of Ch$9,521 million, recorded in other comprehensive income within equity.

(b)Debt instruments at fair value through OCI:

(b.1)  The breakdown of the balance under the heading “Debt instruments at fair value through OCI” as of December 31, 2017 and 2018 is, as follows:

	2017	2018
	MCh$	MCh$
Instruments issued by the Chilean Government and Central Bank:
Bonds issued by the Chilean Government and Central Bank	—	135,145
Promissory notes issued by the Chilean Government and Central Bank	—	—
Other instruments	—	29,077

Other instruments issued in Chile:
Mortgage bonds from domestic banks	—	92,491
Bonds from domestic banks	—	5,351
Deposits from domestic banks	—	559,108
Bonds from other Chilean companies	—	6,599
Other instruments	—	107,125

Instruments issued by foreign institutions:
Other instruments	—	108,544
Total	—	1,043,440

Instruments issued by the Chilean Government and Central Bank include instruments with repurchase agreements sold to clients and financial institutions, totaling Ch$6,965 million as of December 31, 2018. The repurchase agreements have an average maturity of 3 days as of December 31, 2018.

As of December 31, 2018, the portfolio of financial assets at FVOCI includes a net unrealized gain of Ch$3,649 million, recorded in other comprehensive income within equity.

As of December 31, 2018 the impairment for debt instruments at Fair Value through OCI was MCh$4,268.

(b.2) The credit ratings of the issuers of debt instruments as of December 31, 2018 and 2017, are as follows:

	2017				2018
	Stage 1	Stage 2	Stage 3
	Individual	Individual	Individual	Total	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Debt Instrument
Investment grade	827,770	—	—	827,770	1,433,057
Non-investment grade	—	—	—	—	—
Without rating	215,670	—	—	215,670	83,006
Total	1,043,440	—	—	1,043,440	1,516,063

(b.3)  Analysis of changes in the fair value of debt instrument is, as follows:

	2018
	Stage 1	Stage 2	Stage 3
	Individual	Individual	Individual	Total
	MCh$	MCh$	MCh$	MCh$
Gross Carrying amount as at 1 January 2018	1,516,063	—	—	1,516,063
Net change on gross carrying amount*	(515,343)	—	—	(515,343)
Change in fair value	14,162	—	—	14,162
Transfer to Stage 1	—	—	—	—
Transfer to Stage 2	—	—	—	—
Transfer to Stage 3	—	—	—	—
Amounts written off	—	—	—	—
Foreign exchange adjustments	28,558	—	—	28,558
Total	1,043,440	—	—	1,043,440

* Net allowance change between assets originated and assets repaid, excluding write-offs.

(b.4)  Analysis of changes in the corresponding ECLs of debt instrument is, as follows:

	2018
	Stage 1	Stage 2	Stage 3
	Individual	Individual	Individual	Total
	MCh$	MCh$	MCh$	MCh$
ECL allowances as at 1 January 2018	5,820	—	—	5,820
Net change on ECL allowances *	(1,978)	—	—	(1,978)
Transfer to Stage 1	—	—	—	—
Transfer to Stage 2	—	—	—	—
Transfer to Stage 3	—	—	—	—
Impact on year end ECL of exposures transferred between stages during the year **	—	—	—	—
Impact of net re-measurement of year end ECL	258	—	—	258
Amounts written off	—	—	—	—
Foreign exchange adjustments	168	—	—	168
Total	4,268	—	—	4,268

* Net allowance change between assets originated and assets repaid, excluding write-offs.

** Represents the change in the year-end ECLs of exposures that were transferred from one stage to another during the year.

(c)Equity instruments at fair value through OCI:

The breakdown of the balance under the heading “Equity instruments at fair value through OCI” as of December 31, 2017 and 2018 is as follows:

	2017	2018
	MCh$	MCh$
Equity instruments issued in Chile	—	8,939
Equity instruments issued by foreign institutions	—	812
Total	—	9,751

The equity investments issued by foreign institutions represent shares of currency exchange offices and servicing companies that the Bank is obliged to hold in order to benefit from these services. Shares that do not have an active market and their value cannot be reliably measured are presented at cost, the difference between cost and fair value is not expected to be significant.

(d)Realized and unrealized profits:

Realized profits and losses are calculated as the proceeds from sales less the cost (specific identification method) of the investments identified as for sale and fair value through OCI. In addition, any unrealized profit or loss previously recorded in other comprehensive income for these investments is reclassified when recorded in the income statements.

The gross gains (losses) realized in sale of financial instruments, as of December 31, 2017 and 2018, is recorded in the item “Net financial operating income” (Note No. 32).

Change in profits and losses unrealized on the sale of debt instruments for the periods ended December 31, 2016, 2017 and 2018 are as follows:

	2016	2017	2018
	MCh$	MCh$	MCh$
Net gain (loss) on financial assets before income tax (1)	(52,345)	4,775	(13,878)
Tax (expense) benefit	12,575	(1,299)	3,757
Net of tax amount (2)	(39,770)	3,476	(10,121)
(1)

As of December 31, 2016, 2017 and 2018, realized gains reclassified to the income statement line item “Net financial operating income” amounted to Ch$64,011 million, Ch$5,149 million and Ch$400 million, respectively.

(2)	This amount corresponds to the unrealized gain or loss, net of deferred tax and which are included in “Consolidated Statement of Changes in Equity”.